SEGMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTS	2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies. Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.
–Retail & Business Banking consists of two business units, Mortgages and Everyday Banking. Mortgages provides prime UK mortgage lending to owner occupiers and buy-to-let landlords with small portfolios. Everyday Banking provides banking services and unsecured lending to individuals and small businesses as well as wealth management for high-net-worth clients.
–Consumer Finance provides prime auto consumer financing for individuals, businesses, and automotive distribution networks.
–Corporate & Commercial Banking provides banking products and services to SMEs, mid-sized and larger corporates, typically with annual turnovers of between £2m and £500m as well as to Local Authorities and Housing Associations.
–Corporate Centre provides treasury services for asset and liability management of our balance sheet.
Retail & Business Banking delivers products through our omni-channel presence comprising branches, ATMs, telephony, digital and intermediary channels.
Consumer Finance business is primarily introduced by car dealerships acting as our intermediary along with a small amount of new business introduced via digital channels. Corporate and Commercial Banking expertise is provided by relationship managers, product specialists and through digital and telephony channels, and covers clients' needs both in the UK and overseas.
The segmental data is prepared on a statutory basis of accounting, in line with the accounting policies set out in Note 1. Transactions between segments are on normal commercial terms and conditions. Internal charges and internal UK transfer pricing adjustments are reflected in the results of each segment and eliminate on consolidation. Revenue sharing agreements are used to allocate external customer revenues to a segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on Santander UK’s cost of wholesale funding. Interest income and interest expense have not been reported separately. The majority of segment revenues are interest income in nature and net interest income is relied on primarily to assess segment performance and to make decisions on the allocation of segment resources.
Results by segment
For the year ended 31 December

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2024	£m	£m	£m	£m	£m
Net interest income	3,435	144	694	53	4,326
Non-interest income/(expense)	117	182	128	(70)	357
Total operating income/(expense)	3,552	326	822	(17)	4,683
Operating expenses before credit impairment charges, provisions and charges	(1,980)	(152)	(417)	(28)	(2,577)
Credit impairment charges	(49)	(17)	(4)	—	(70)
Provisions for other liabilities and charges	(297)	(332)	(50)	(27)	(706)
Total credit impairment charges, provisions and charges	(346)	(349)	(54)	(27)	(776)
Profit/(loss) before tax	1,226	(175)	351	(72)	1,330

Revenue/(expense) from external customers	3,789	754	562	(422)	4,683
Inter-segment (expense)/revenue	(237)	(428)	260	405	—
Total operating income/(expense)	3,552	326	822	(17)	4,683

Revenue/(expense) from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	424	—	50	—	474
–Insurance, protection and investments	48	—	—	—	48
–Credit cards	92	—	—	—	92
–Non-banking and other fees(2)	3	28	73	12	116
Total fee and commission income	567	28	123	12	730
Fee and commission expense	(445)	(7)	(10)	(22)	(484)
Net fee and commission income/(expense)	122	21	113	(10)	246

Customer loans	173,739	4,759	18,029	1,331	197,858
Customer deposits	151,815	—	22,137	9,457	183,409

Average number of full-time equivalent staff	15,993	773	2,494	159	19,419
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2023	£m	£m	£m	£m	£m
Net interest income/(expense)	3,740	156	841	(70)	4,667
Non-interest income	177	192	135	5	509
Total operating income/(expense)	3,917	348	976	(65)	5,176
Operating expenses before credit impairment charges, provisions and charges	(1,816)	(141)	(351)	(177)	(2,485)
Credit impairment charges	(150)	(15)	(40)	(1)	(206)
Provisions for other liabilities and charges	(233)	(18)	(15)	(70)	(336)
Total credit impairment charges, provisions and charges	(383)	(33)	(55)	(71)	(542)
Profit/(loss) before tax	1,718	174	570	(313)	2,149

Revenue from external customers	3,670	663	712	131	5,176
Inter-segment revenue/(expense)	247	(315)	264	(196)	—
Total operating income/(expense)	3,917	348	976	(65)	5,176

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	493	—	49	—	542
–Insurance, protection and investments	47	—	—	—	47
–Credit cards	94	—	—	—	94
–Non-banking and other fees(2)	3	25	79	11	118
Total fee and commission income	637	25	128	11	801
Fee and commission expense	(463)	(6)	(11)	(25)	(505)
Net fee and commission income/(expense)	174	19	117	(14)	296

Customer loans	182,267	5,228	17,939	1,256	206,690
Customer deposits	158,329	—	24,066	11,168	193,563

Average number of full-time equivalent staff	16,330	816	2,376	184	19,706

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2022	£m	£m	£m	£m	£m
Net interest income	3,689	180	580	23	4,472
Non-interest income/(expense)	197	195	146	(4)	534
Total operating income	3,886	375	726	19	5,006
Operating expenses before credit impairment charges, provisions and charges	(1,683)	(144)	(342)	(201)	(2,370)
Credit impairment charges	(263)	(27)	(31)	0	(321)
Provisions for other liabilities and charges	(395)	(6)	(8)	(12)	(421)
Total credit impairment charges, provisions and charges	(658)	(33)	(39)	(12)	(742)
Profit/(loss) before tax	1,545	198	345	(194)	1,894

Revenue/(expense) from external customers	4,153	513	732	(392)	5,006
Inter-segment (expense)/revenue	(267)	(138)	(6)	411	—
Total operating income	3,886	375	726	19	5,006

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	502	—	60	—	562
–Insurance, protection and investments	78	—	—	—	78
–Credit card fees	95	—	—	—	95
–Non-banking and other fees(2)	2	20	77	2	101
Total fee and commission income	677	20	137	2	836
Fee and commission expense	(483)	(5)	(18)	(6)	(512)
Net fee and commission income/(expense)	194	15	119	(4)	324

Customer loans	194,661	5,384	18,518	1,141	219,704
Customer deposits	161,748	—	24,798	9,930	196,476

Average number of full-time equivalent staff	15,212	531	2,336	194	18,273
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Consolidated Balance Sheet.
Customer assets exclude intercompany balances (including joint ventures), as they carry low credit risk and therefore have an immaterial ECL, Accrued interest that we have not yet charged to the customer's account, and Other items, consisting mainly of cash collateral. It also shows the relationship between Customer deposits (see above) and Deposits by customers as presented in the Consolidated Balance Sheet.

	Assets		Liabilities
	2024	2023	2024	2023
	£m	£m	£m	£m
Customer balances (gross)	197,858	206,690	183,409	193,563
Loan loss allowance	(785)	(916)	—	—
Customer balances (net)	197,073	205,774	183,409	193,563
Intercompany balances (including joint ventures)	4,813	4,488	1,715	958
Accrued interest	724	747	878	834
Other items	319	213	(227)	(206)
Loans and advances to customers / Deposits by customers	202,929	211,222	185,775	195,149